Average Annual Total Returns - The Hartford MidCap Value Fund	Class A Return Before Taxes 1 Year	Class A Return Before Taxes 5 Years	Class A Return Before Taxes 10 Years	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions 10 Years	Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Return Before Taxes 1 Year	Class C Return Before Taxes 5 Years	Class C Return Before Taxes 10 Years	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class R3 Return Before Taxes 1 Year	Class R3 Return Before Taxes 5 Years	Class R3 Return Before Taxes 10 Years	Class R4 Return Before Taxes 1 Year	Class R4 Return Before Taxes 5 Years	Class R4 Return Before Taxes 10 Years	Class R5 Return Before Taxes 1 Year	Class R5 Return Before Taxes 5 Years	Class R5 Return Before Taxes 10 Years	Class Y Return Before Taxes 1 Year	Class Y Return Before Taxes 5 Years	Class Y Return Before Taxes 10 Years	Class F Return Before Taxes 1 Year		Class F Return Before Taxes 5 Years		Class F Return Before Taxes 10 Years		Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(5.36%)	5.95%	7.87%	(5.42%)	4.72%	6.48%	(3.13%)	4.48%	6.12%	(1.58%)	6.37%	7.69%	0.51%	7.45%	8.82%	(0.13%)	6.85%	8.20%	0.21%	7.18%	8.53%	0.48%	7.49%	8.86%	0.52%	7.56%	8.95%	0.62%	[1]	7.57%	[1]	8.88%	[1]	4.96%	9.73%	10.49%

[1]	Class F shares commenced operations on February 28, 2017. Performance for Class F shares prior to February 28, 2017 reflects the performance of Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class. If the performance were adjusted, it may have been higher or lower.